Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom Income Portfolio℠
March 31, 2023
VIPIFFINC-NPRT1-0523
1.830283.117
Domestic Equity Funds - 5.9%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	17,678	719,844
VIP Equity-Income Portfolio Investor Class (a)	25,007	587,917
VIP Growth & Income Portfolio Investor Class (a)	32,151	802,495
VIP Growth Portfolio Investor Class (a)	15,135	1,175,372
VIP Mid Cap Portfolio Investor Class (a)	5,603	187,203
VIP Value Portfolio Investor Class (a)	24,984	421,985
VIP Value Strategies Portfolio Investor Class (a)	14,601	210,262
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,482,857)		4,105,078

International Equity Funds - 11.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	336,752	3,434,871
VIP Overseas Portfolio Investor Class (a)	197,033	4,691,361
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,037,594)		8,126,232

Bond Funds - 62.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,277,663	11,920,597
Fidelity International Bond Index Fund (a)	195,985	1,771,707
Fidelity Long-Term Treasury Bond Index Fund (a)	200,592	2,156,364
VIP High Income Portfolio Investor Class (a)	255,871	1,151,418
VIP Investment Grade Bond II Portfolio - Investor Class (a)	2,790,473	26,760,631
TOTAL BOND FUNDS (Cost $46,057,660)		43,760,717

Short-Term Funds - 19.6%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.60% (a)(b) (Cost $13,686,468)	13,686,468	13,686,468

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $68,264,579)	69,678,495
NET OTHER ASSETS (LIABILITIES) - 0.0%	33
NET ASSETS - 100.0%	69,678,528

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	12,495,310	237,780	1,226,119	1,144	(164,478)	578,104	11,920,597
Fidelity International Bond Index Fund	1,863,191	41,507	180,378	-	(10,678)	58,065	1,771,707
Fidelity Long-Term Treasury Bond Index Fund	2,658,239	107,665	771,272	19,002	(130,991)	292,723	2,156,364
VIP Contrafund Portfolio Investor Class	727,092	40,034	103,750	6,794	2,712	53,756	719,844
VIP Emerging Markets Portfolio Investor Class	4,343,381	284,233	1,406,527	6,185	(33,294)	247,078	3,434,871
VIP Equity-Income Portfolio Investor Class	651,519	19,853	87,201	-	8,334	(4,588)	587,917
VIP Government Money Market Portfolio Investor Class 4.60%	14,433,381	1,542,530	2,289,443	145,910	-	-	13,686,468
VIP Growth & Income Portfolio Investor Class	843,093	34,965	112,267	2,942	9,721	26,983	802,495
VIP Growth Portfolio Investor Class	1,142,071	81,323	149,180	7,409	3,125	98,033	1,175,372
VIP High Income Portfolio Investor Class	1,206,943	28,399	116,709	780	(14,899)	47,684	1,151,418
VIP Investment Grade Bond II Portfolio - Investor Class	26,831,185	1,138,527	2,068,926	10,958	(62,906)	922,751	26,760,631
VIP Mid Cap Portfolio Investor Class	203,342	5,398	27,942	456	3,420	2,985	187,203
VIP Overseas Portfolio Investor Class	4,846,719	206,056	839,237	-	(56,623)	534,446	4,691,361
VIP Value Portfolio Investor Class	470,075	11,247	66,679	-	12,877	(5,535)	421,985
VIP Value Strategies Portfolio Investor Class	232,868	6,830	33,094	537	8,113	(4,455)	210,262
	72,948,409	3,786,347	9,478,724	202,117	(425,567)	2,848,030	69,678,495

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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